Income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Provision for income taxes	$ (3,712)	$ (11)	$ (3,952)	$ (357)	$ (5,649)	$ 21,293
Loss before income tax	$ 74,049	$ 66,933	$ 133,069	$ 143,624	$ (236,513)	$ (285,223)